Interest Income (Expense), Net (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income And Expenses [Abstract]
Interest income	$ 3,370	$ 1,131	$ 8,182	$ 7,247	$ 8,676
Interest expense	(11,470)	(6,624)	(39,917)	(23,431)	(29,828)
Loss on extinguishment of debt					(10,115)
Interest income (expense), net	$ (8,100)	$ (5,493)	$ (31,735)	$ (16,184)	$ (31,267)